Treasury Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Treasury Stock

14.	Treasury stocks
In April 2018, the Company established a trust to hold 51,624,000 of the Company’s issued ordinary shares. These ordinary shares were contributed by the
Co-Founders
and employees and held in a trust (the “Trust”) for the benefit of the employees who are under the 2018 Equity Incentive Plan (Note 15).
In February 2019, 403,157 issued ordinary shares were contributed by the then existing shareholders to the Trust for future share awards.
The ordinary shares issued to the Trust are accounted for as treasury stocks of the Company and presented as such for all periods presented. The Trust does not hold any other assets or liabilities as at December 31, 2019 and 2020, nor earn any income nor incur any expenses for the years ended December 31, 2018, 2019 and 2020.
Upon the completion of the Company’s IPO in November 2019, 13,928,205 restricted share units and 16,000,000 restricted ordinary shares that have been vested under the 2018 Equity Incentive Plan (Note 15) were transferred from treasury stocks to ordinary shares. For the year ended December 31, 2020,
4,002,052
restricted share units were transferred from treasury stock to ordinary shares under the 2018 Incentive Plan (Note 15). As of December 31, 2020, 18,096,900 issued ordinary shares held by the Trust are accounted as treasury stocks.
Effective September 9, 2020, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$10 million worth of its outstanding (i) American Depositary Share (“ADS”) each representing 15 Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from September 22, 2020 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules.
As of December 31, 2020, total of 1,719,946 outstanding ADSs (25,799,190 shares) were repurchased but have not been retired with a total consideration of RMB23,915, which is shown as treasury stock (Note 2(ae)).